Share Capital	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
10.1 Capital issued
Accounting policies
Ordinary shares are classified in shareholders’ equity. The cost of equity transactions that are directly attributable to the issue of new shares or options is recognized in shareholders’ equity as a deduction from the proceeds of the issue.
Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2020		1,033	255,735	34,432,122
March 31, 2021	Capital increase (AGA 2018-1)	1	0	24,500
March 31, 2021	Capital increase (AGA 2019-1)	11	—	369,250
April 20, 2021	Warrants attribution	—	(11)	—
May 31, 2021	Warrants subscription (BSA 2021)	—	43	—
December 31, 2021		1,045	255,767	34,825,872
March 31, 2022	Capital increase (AGA 2020)	2	—	50,000
March 31, 2022	Prior period adjustments	—	2	—
June 30, 2022	Free Shares attributions (AGA 2022)	—	(9)	—
December 31, 2022		1,046	255,760	34,875,872
As of December 31, 2022, the share capital was €1,046,276 divided into 34,875,872 fully paid in ordinary shares each with a par value of €0.03, as compared with the 2021 share capital of €1,044,776.16 divided into 34,825,872 fully paid in ordinary shares, each with a par value of €0.03.
In 2022, the increase in share capital is linked to the issuance of 50,000 new ordinary shares for fully vested AGA related to the AGA 2020 plan.
In 2021, the increase in share capital is related to the conversion of fully vested warrants related to the AGA 2018-1 and AGA 2019-1 plans.

10.2 Treasury shares
On December 20, 2022 the liquidity contract with Gilbert Dupont was terminated (see Note 4.6 - Liquidity agreement - Gilbert Dupont), resulting in the Company receiving 22,118 shares that are reported as treasury shares as of December 31, 2022.
On December 31, 2021, the Company still held ,15,456 treasury shares under the above mentioned liquidity contract.
This liquidity contract complies with the general regulations of, and market practices accepted by, the French Financial Markets Authority (“AMF”), entered into following the Company’s French initial public offering in 2012. These shares were deducted from IFRS equity in the amount of €228 thousand and €202 thousand as of December 31, 2022 and 2021, respectively.

10.3 Founders’ warrants, warrants, stock options and free shares

Accounting policies
Accounting policies for share-based payments are described in Note 17.

Detail of change in founders’ warrants, warrants, stock options and free shares
The Company has granted stock options (OSA), founders’ warrants (BSPCE), warrants (BSA), and free shares (AGA) to corporate officers, employees, members of the Executive and Supervisory Board and consultants of the Group. In certain cases, exercise of the stock options, founders’ warrants and warrants is subject to performance conditions. The Company has no legal or contractual obligation to pay the options in cash.
The following tables summarize activity in these plans during the years ended December 31, 2022 and 2021.
The impact of share-based payments on income is detailed in Note 17.
Founders’ warrants (BSPCE)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2022	Issued	Exercised	Forfeited	Outstanding at December 31, 2022	Number of shares issuable
BSPCE 2012-2	December 18, 2012	6.63	100,000	—	—	(100,000)	—	—
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	—	50,000	50,000
BSPCE 09-2014	September 16, 2014	18.68	86,150	—	—	—	86,150	86,150
BSPCE 2015-1	February 10, 2015	18.57	68,450	—	—	—	68,450	68,450
BSPCE 2015-3	June 10, 2015	20.28	30,350	—	—	—	30,350	30,350
BSPCE 2016	February 2, 2016	14.46	200,841	—	—	(215)	200,626	160,673
BSPCE 2017	January 7, 2017	15.93	179,500	—	—	(350)	179,150	179,150
Total			715,291	—	—	(100,565)	614,726	574,773

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2021	Issued	Exercised	Forfeited	Outstanding at December 31, 2021	Number of shares issuable
BSPCE 2012-2	December 18, 2012	6.63	100,000	—	—	—	100,000	100,000
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	—	50,000	50,000
BSPCE 09-2014	September 16, 2014	18.68	86,150	—	—	—	86,150	86,150
BSPCE 2015-1	February 10, 2015	18.57	68,450	—	—	—	68,450	68,450
BSPCE 2015-3	June 10, 2015	20.28	30,700	—	—	(350)	30,350	30,350
BSPCE 2016	February 2, 2016	14.46	202,617	—	—	(1,776)	200,841	139,461
BSPCE 2017	January 7, 2017	15.93	180,850	—	—	(1,350)	179,500	179,500
Total			718,767	—	—	(3,476)	715,291	653,911
By way of exception, the Executive Board decided to lift, for three former employees and for two former members of the Executive Board, the continued service condition, and, where applicable for a former Executive Board member, the performance conditions to which the exercise of certain BSPCEs was subject, notwithstanding the termination of their employment agreement and/or corporate office.
As of December 31, 2022, the 100,000 warrants granted on December 18, 2012 have expired without being exercised by their holders.
The probability of meeting the performance conditions for the 2016 BSPCE, BSA and OSA performance plans was reassessed as of December 31, 2022. The threshold of 400 patients enrolled in all our clinical studies was reached as of December 31, 2022. As a consequence, new instruments representing 30,060 shares became exercisable.
The impact of share-based payments on income is detailed in Note 17.
Warrant Plans (BSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2022	Issued	Exercised	Forfeited	Outstanding at December 31, 2022	Number of shares issuable
BSA 04-12	May 4, 2012	6.00	30,000	—	—	(30,000)	—	—
BSA 2013	April 10, 2013	6.37	6,000	—	—	—	6,000	6,000
BSA 2014	September 16, 2014	17.67	10,000	—	—	—	10,000	—
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	—
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	—
BSA 2017	January 7, 2017	15.76	18,000	—	—	(18,000)	—	—
BSA 2018-1	March 6, 2018	13.550	28,000	—	—	—	28,000	—
BSA 2018-2	July 27, 2018	16.10	5,820	—	—	—	5,820	—
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	—
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	—
BSA 2021 (a)	April 21, 2021	13.47	14,431	—	—	—	14,431	14,431
BSA 2021 (b)	April 21, 2021	13.64	30,000	—	—	(30,000)	—	—
Total			263,251	—	—	(78,000)	185,251	20,431

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2021	Issued	Exercised	Forfeited	Outstanding at December 31, 2021	Number of shares issuable
BSA 04-12	May 4, 2012	6.00	30,000	—	—	—	30,000	30,000
BSA 2013	April 10, 2013	6.37	6,000	—	—	—	6,000	6,000
BSA 2014	September 16, 2014	17.67	10,000	—	—	—	10,000	—
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	—
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	—
BSA 2016	February 2, 2016	13.74	36,208	—	—	(36,208)	—	—
BSA 2016-2	November 3, 2016	15.01	8,000	—	—	(8,000)	—	—
BSA 2017	January 7, 2017	15.76	18,000	—	—	—	18,000	—
BSA 2018-1	March 6, 2018	13.55	28,000	—	—	—	28,000	—
BSA 2018-2	July 27, 2018	16.10	5,820	—	—	—	5,820	—
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	—
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	—
BSA 2021 (a)	April 21, 2021	13.47	—	48,103	—	(33,672)	14,431	—
BSA 2021 (b)	April 21, 2021	13.64	—	30,000	—	—	30,000	—
Total			263,028	78,103	—	(77,880)	263,251	36,000
During the year ended December 31, 2022, no new warrants were issued
At a meeting on May 4, 2012, the Executive Board, acting pursuant to the delegation, granted 52,500 warrants in favor of Mr. Laurent Condomine and Mr. Christophe Douat of, respectively, 30,000 BSA and 22,500 BSA, each warrant giving its holder the right to subscribe one ordinary share, each with a par value of €0.03 and at a price of €6.00 (share premium included). As of December, 31, 2022, the remaining 30,000 warrants have not been exercised by their beneficiaries and have been all cancelled.

At a meeting on January 1, 2017, the Executive Board, acting pursuant to the delegation, granted 18,000 warrants to members and observers of the Supervisory Board, each warrant giving its holder the right to subscribe to one ordinary share, each with a par value of €0.03 and at a price of €15.76 (share premium included). The subscription period is open from the date of the Executive Board until January 7, 2022, inclusive. As of December, 31, 2022, the remaining 18,000 warrants have not been exercised by their beneficiaries and have been all cancelled.

At a meeting on April 20,2021, the Executive Board, acting pursuant to the same above mentioned delegation, granted 30,000 warrants to a consultant of the Company, each warrant giving its holder the right to subscribe to one ordinary share, each with a par value of €0.03 and at a price of €13.64 (share premium included) at any time during a ten-year period subject to (i) the subscription by such consultant of the warrants and (ii) the drafting by such consultant of a Chemistry, Manufacturing, Control (CMC) risk assessment report. The corresponding subscription period has been fixed from the date of the meeting of the Executive Board until July 20, 2021 inclusive. The related report was not delivered before the end of the subscription period. Therefore, the 30,000 warrants are considered as forfeited.

Stock Option Plans (OSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2022	Issued	Exercised	Forfeited	Outstanding at December 31, 2022	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	240
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	52,000	—	—	—	52,000	52,000
OSA 2019-1	March 29, 2019	11.08	28,250	—	—	(2,500)	25,750	25,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	—
OSA 2020	March 11, 2020	6.25	387,456	—	—	(6,283)	381,173	274,610
OSA 2021-04	April 20, 2021	13.74	491,200	—	—	(70,000)	421,200	18,619
OSA 2021-06	June 21, 2021	12.99	120,000	—	—	—	120,000	20,000
OSA 2022-001	April 14, 2022	6.17	—	20,000	—	(20,000)	—	—
OSA 2022-06	June 22, 2022	4.16	—	580,900	—	(26,400)	554,500	—
Total			1,583,806	600,900	—	(125,183)	2,059,523	395,719

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2021	Issued	Exercised	Forfeited	Outstanding at December 31, 2021	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	120
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	52,000	—	—	—	52,000	52,000
OSA 2019-1	March 29, 2019	11.08	28,750	—	—	(500)	28,250	19,165
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	—
OSA 2020	March 11, 2020	6.25	400,709	—	—	(13,253)	387,456	172,147
OSA 2021-04	April 20, 2021	13.74	—	571,200	—	(80,000)	491,200	—
OSA 2021-06	June 21, 2021	12.99	—	120,000	—	—	120,000	—
Total			986,359	691,200	—	(93,753)	1,583,806	247,932
At a meeting on April 14, 2022, the Executive Board has decided that the 20,000 stock options, each giving the right to subscribe to one ordinary share, each with a par value of €0.03 and at a price of €6.17 (share premium included), granted to Alain Dostie would also be subject to the achievement by December 31, 2022 of a term sheet by Nanobiotix and a partner relating to a financial contribution to the development of the Company's activities of more than 50 million euros and including a marketing component. This performance condition was not achieved as of December 31, 2022 and the related 20,000 stock options were forfeited.
During the 2022 year, we granted 580,900 stock options to our employees and the employees of our subsidiaries composed of 170,400 performance stock options and 410,500 ordinary stock options.
At a meeting on June 22, 2022, the Executive Board, acting pursuant to delegations granted by the Company’s shareholders’ meeting held on November 30, 2020, granted to certain employees of the Group 170,400 performance stock options, each giving its holder the right to subscribe to one ordinary share, each with a par value of €0.03 and at a price of €4.16 (share premium included). Such stock options are governed by the 2020 stock option plan, adopted by the Executive Board on February 9, 2021, and approved by the Company’s annual shareholders’ meeting held on April 28, 2021 (the “2020 Stock Option Plan”).
The performance stock options may be exercised under the following conditions:
▪10% of the stock options may be exercised when the market price of the Company’s shares on the regulated market of Euronext in Paris reaches €24.00,
▪an additional 10% of the stock options may be exercised when the market price of the Company's shares on the regulated market of Euronext in Paris reaches €30.00,
▪an additional 40% of the stock options may be exercised when the market price of the Company’s shares on the regulated market of Euronext in Paris reaches €40.00,
▪an additional 40% of the stock options may be exercised when the market price of the Company's shares on the regulated market of Euronext in Paris reaches €60.00, and
▪at the latest within 10 years of the date of grant, it being specified that stock options which have not been exercised by the end of this 10-year period will be forfeited by law.
It being specified that (i) among such performance stock options that may be exercised, and subject to, for each increment, a continued service condition, their holders may only exercise (x) up to 10% of such performance stock options as from June 22, 2023, (y) an additional 30% of such performance stock options as from June 22, 2024, and (z) the balance, i.e., 60% of such performance stock options as from June 22, 2025, and (ii) such additional vesting condition shall be automatically waived in the event of a change of control.
The number of ordinary and performance stock options that may be exercised under the above exercise schedules would always be rounded down to the nearest whole number.
At a meeting on June 22, 2022, the Executive Board, acting pursuant to delegations granted by the Company’s shareholders’ meeting held on April 28, 2021, granted to certain employees of the Group and members of the Executive Board 410,500 stock options, each giving its holder the right to subscribe one ordinary share, each with a par value of €0.03 and at a price of €4.16 (share premium included). Such stock options are governed by the 2021 stock option plan, adopted by the Executive Board on June 21, 2021 and approved by the Company’s annual shareholders’ meeting held on June 23, 2022 (the “2021 Stock Option Plan”).
The ordinary stock options are exercisable as follows:
▪up to one-third of the ordinary stock options as from June 22, 2023;
▪ an additional one-third of the ordinary stock options as from June 22, 2024,
▪ the balance, i.e., one-third of the ordinary stock options as from June 22, 2025, subject to, for each increment, a continued service condition, and in any case, no later than 10 years after the date of grant, it being specified that stock options which have not been exercised by the end of this 10 year period will be forfeited by law.

Free share plans (AGA)

Type	Grant date	Outstanding at January 1, 2022	Issued	Definitively vested	Forfeited	Outstanding at December 31, 2022	Number of shares exercisable
AGA 2020	March 11, 2020	50,000	—	(50,000)	—	—	—
AGA 2021	April 20, 2021	360,512	—	—	(5,801)	354,711	354,711
AGA 2022	June 22, 2022		300,039		(1,004)	299,035	299,035
Total		410,512	300,039	(50,000)	(6,805)	653,746	653,746

Type	Grant date	Outstanding at January 1, 2021	Issued	Definitively vested	Forfeited	Outstanding at December 31, 2021	Number of shares exercisable
AGA 2019-1	March 29, 2019	372,000	—	(369,250)	(2,750)	—	—
AGA 2020	March 11, 2020	50,000	—	—	—	50,000	50,000
AGA 2021	April 20, 2021	—	362,515	—	(2,003)	360,512	360,512
Total		446,500	362,515	(393,750)	(4,753)	410,512	410,512

At a meeting on June 22, 2022, the Executive Board, acting pursuant to the authorization granted by Company’s shareholders’ meeting on April 20, 2021, granted 300,039 free shares, each with a par value of €0.03 to certain employees of the Group and members of the Executive Board. Such free shares will be subject to a one-year holding period starting at the end of the two-year vesting period, i.e., starting on June 22, 2024. Such free shares are governed by the 2021 free share plan adopted by the Executive Board on June 21, 2021.
Furthermore, the definitive acquisition of the free shares granted to members of the Executive Board is conditioned upon the cumulative achievement of the performance conditions related to internal clinical development of NBTXR3, collaboration milestones, financial objectives and business development opportunities aligned with the Company’s strategic operating plan. The achievement of these conditions must be acknowledged by the Executive Board, with the prior approval of the Supervisory Board, before a period ending twenty-four months following June 22, 2022.
At a meeting on March 11, 2020, the Executive Board, acting pursuant to the authorization granted by the thirty-third resolution of the annual shareholders’ meeting dated April 11, 2019, granted 50,000 free shares (the “AGA 2020”) with a par value of €0.03 to Ms. Anne-Juliette Hermant, a member of the Executive Board.
In addition to the acquisition and holding conditions detailed below, the acquisition of the AGA 2020 granted to Ms. Hermant is conditioned upon the achievement of positive results in Study 1100 in 2020. The satisfaction of this performance condition was acknowledged by the Executive Board, with the approval of the Supervisory Board, on March 17, 2021.
Free share vesting conditions
The AGA 2021 and AGA 2022 are subject to a two-year vesting period and a one-year holding period,. The free shares granted by the Company are definitively acquired at the end of the acquisition period as set by the Executive Board. At the end of such period, the beneficiary is the owner of the shares. However, during the holding period (as set by the Executive Board), if any, the shares may not be sold, transferred or pledged.
Unless otherwise decided by the supervisory and executive boards of the Company, the AGA 2021 and AGA 2022 are subject to continued service during the vesting period (i.e., for the AGA 2021, until April 20,2023 and for AGA 2022, until June 22, 2024), it being specified that, failing such continued service, the beneficiary definitively and irrevocably loses his or her right to acquire the relevant AGA 2021 and AGA 2022.
Unless otherwise decided by the supervisory and executive boards of the Company, in the event of disability or death of a beneficiary before the end of the acquisition period, the relevant free shares shall be definitely acquired at, respectively, the date of disability or the date of the request of allocation made by his or her beneficiary in the framework of the inheritance, provided that such request is made within six months from the date of death.
At a meeting on March 11,2022, the Executive Board acknowledged the definitive acquisition of 50,000 free shares granted on March 11, 2020 following a two-year acquisition period, thus acknowledging the related share capital increase of €1,500.
In accordance with the terms of the free shares, the Executive Board decided to lift, for nine of the Company’s employees and a former Executive Board member, the continued service condition to which the definitive acquisition of their free shares is subject, notwithstanding the termination of their employment agreement or corporate office.
The impact of share-based payments on income is disclosed in Note 17. As of December 31, 2022, the assumptions related to the estimated vesting of the founders’ warrants, the warrants and performance stock-options have been updated (see Note 17).

10.4 Warrants (BSA) Equity Line KEPLER CHEUVREUX
On May 18, 2022, in accordance with the twenty-first resolution adopted at the April 28, 2021 annual shareholders’ meeting, the Executive Board decided, with the prior approval of the Supervisory Board, to implement an equity line financing with Kepler Cheuvreux for the following twenty-four months and, accordingly, to issue to Kepler Cheuvreux a total of 5,200,000 warrants to subscribe for the same number of the Company’s ordinary shares (bons de souscription d’actions or BSA Kepler). Although Kepler Cheuvreux is acting as the underwriter of the equity line program, Kepler Cheuvreux does not intend to maintain ownership of any shares issued in conjunction with the equity line. Instead, it is expected that Kepler Cheuvreux will sell these shares on the regulated market of Euronext Paris or to investors through block trades. The main terms and conditions of the BSA Kepler are described in the table below:

BSA Kepler
Date of the shareholders’ meeting	April 28, 2021
Date of grant by the Executive Board	May 18, 2022
Maximum number of BSAs authorized	5,200,000
Total number of BSAs granted	5,200,000
Number of shares to which the BSA were likely to give right on the date of their grant	5,200,000
Starting date for the exercise of the BSA	(1)
BSA expiry date	(2)
BSA issue price	500 € in the aggregate
Exercise price per new share	(3)
Terms of exercise	(1)(4)
Number of shares subscribed as of the date of the Annual Report	0
Total number of forfeited or cancelled BSAs as of the date of the Annual Report	0
Total number of BSAs outstanding as of the date of the Annual Report	5,200,000
Total number of shares available for subscription as of the date of the Annual Report (considering the conditions of exercise of the BSAs)	5,200,000
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSAs (assuming that all the conditions for the exercise of said BSAs are met)	5,200,000
(1) Subject to meeting the contractual conditions, Kepler Cheuvreux undertakes to exercise the BSA Kepler within 24 months of their date of issue. These conditions include:
(i) Unless Kepler Cheuvreux and the Company agree differently from time to time, a limit as to the number of new shares to be issued as part of the exercise of stock warrants: the cumulative number of new shares issued upon exercise of the BSA Kepler shall be less than or equal to 25% of the total number of Nanobiotix shares traded on the regulated market of Euronext Paris (excluding block trades) from the date of the implementation of the financing facility, and
(ii) a limit as to the exercise price of the BSA Kepler: such exercise price shall not be lower than, in any case, the price limit set forth by the combined shareholders’ meeting of the Company dated April 28, 2021.
(2) The BSA Kepler may be exercised during a 24-month period as from their issuance date (subject to (i) a prior termination by the Company, at any time, or (ii) an extension for a maximum 6-month period in certain situations), at the end of which the BSA Kepler that are still outstanding shall be purchased by the Company at their issuance price and cancelled.
(3) The exercise price of the BSA Kepler will be based on the lower of the two daily volume-weighted average share prices for the two trading days preceding each issuance, less a maximum discount of 5.0%.
(4) The BSA Kepler may be exercised at any time in whole or in part by Kepler Cheuvreux during their exercise period, subject to a minimum proceeds condition.
Considering that the Company can terminate or suspend the Equity line agreement by buying back the BSAs or increasing the minimum exercise price and that Kepler Cheuvreux is committed to subscribe the shares if the conditions are met, the BSAs granted to Kepler Cheuvreux under the Equity line agreements are off-balance sheet commitments and therefore there is no option or derivative. As structuring commissions are not related to an asset or liability, structuring commissions are expensed at the initiation of the contract.
No BSA has been exercised as at December 31, 2022.